SUBSEQUENT EVENTS (Details)	Oct. 15, 2025 D $ / shares	Feb. 26, 2025 USD ($) installment loan	Sep. 30, 2025 $ / shares	Apr. 11, 2025 USD ($)
Senior Secured Convertible Note
SUBSEQUENT EVENTS
Conversion price per share			$ 1.98
Minimum volume weighted average price			1.98
Minimum average daily trading volume			$ 300,000
Principal amount | $				$ 13,978,495
Subsequent event | Senior Secured Convertible Note
SUBSEQUENT EVENTS
Conversion price per share	$ 0.6
Threshold trading days prior to conversion | D	20
Minimum volume weighted average price	$ 0.75
Minimum average daily trading volume	$ 200,000
Subsequent event | Loan and security agreements
SUBSEQUENT EVENTS
Number of new loans | loan		2
Subsequent event | Loan and security agreements | Term loans
SUBSEQUENT EVENTS
Debt default interest rate		23.00%
Subsequent event | Loan and security agreements | Term loans | Itria Ventures LLC
SUBSEQUENT EVENTS
Principal amount | $		$ 1,100,000
Interest rate		18.00%
Number of monthly payments | installment		12
Prepayment fee percentage		1.50%
Loan amount outstanding | $		$ 900,000